UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	15,327,703
TOTAL NET ASSETS - 100.0%	$15,327,703

Percentages are stated as a percent of net assets.
(a) $2,410,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	S&P 500 Index	23,360	$30,045,072	(0.28%)	2/11/2013	$622,753

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	14,087,784
TOTAL NET ASSETS - 100.0%	$14,087,784

Percentages are stated as a percent of net assets.
(a) $4,930,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	21,471	$27,018,750	0.13%	12/21/2012	$(1,210,526)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	14,779,164
TOTAL NET ASSETS - 100.0%	$14,779,164

Percentages are stated as a percent of net assets.
(a) $2,390,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	11,978	$29,206,371	(0.23%)	2/25/2013	$355,222

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	3,091,789
TOTAL NET ASSETS - 100.0%	$3,091,789

Percentages are stated as a percent of net assets.
(a) $1,070,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
January 31, 2012 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	2,506	$6,052,603	(0.07%)	12/26/2012	$(133,920)

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	38,229,503
TOTAL NET ASSETS - 100.0%	$38,229,503

Percentages are stated as a percent of net assets.
(a) 20,442,654 of cash is pledged as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
January 31, 2012 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	88,604	$4,627,826	(1.23%)	2/28/2012	$(460,810)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	48,000	2,516,843	(1.23%)	3/5/2012	(259,419)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	42,500	2,116,674	(1.23%)	4/16/2012	(117,912)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	13,000	656,111	(1.23%)	4/18/2012	(44,725)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	10,100	522,173	(1.23%)	4/23/2012	(47,174)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,500	1,020,834	(1.23%)	4/30/2012	(103,755)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	54,160	2,913,849	(1.23%)	5/1/2012	(366,722)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	51,000	2,797,909	(1.23%)	5/4/2012	(399,397)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	214,000	11,737,908	(1.23%)	5/7/2012	(1,673,558)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	218,844	(1.23%)	4/5/2012	(30,725)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,000	1,007,391	(1.23%)	5/14/2012	(113,827)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,900	153,876	(1.23%)	4/19/2012	(17,490)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	35,000	1,887,577	(1.23%)	4/27/2012	(241,538)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,500	638,503	(1.23%)	6/5/2012	(50,632)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	15,300	791,168	(1.23%)	6/6/2012	(71,614)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	13,000	667,634	(1.23%)	6/8/2012	(56,248)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	11,000	552,310	(1.23%)	6/22/2012	(34,984)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	33,000	1,673,105	(1.23%)	6/25/2012	(121,125)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,000	151,080	(1.23%)	6/6/2012	(9,991)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	36,000	1,784,159	(1.23%)	7/20/2012	(91,089)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	22,000	1,084,157	(1.23%)	7/23/2012	(49,504)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	196,239	(1.23%)	7/24/2012	(8,120)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,500	632,001	(1.23%)	7/27/2012	(44,130)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	555	28,655	(1.23%)	7/5/2012	(2,554)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,908	98,224	(1.23%)	8/1/2012	(8,492)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	16,600	859,038	(1.23%)	8/6/2012	(78,345)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,000	306,901	(1.23%)	8/8/2012	(24,723)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,600	975,843	(1.23%)	8/13/2012	(54,061)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	11,700	580,670	(1.23%)	8/14/2012	(30,423)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,000	394,479	(1.23%)	8/20/2012	(18,242)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,000	252,000	(1.23%)	8/22/2012	(16,852)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	20,000	990,198	(1.23%)	8/27/2012	(49,605)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	11,100	542,459	(1.23%)	9/4/2012	(20,430)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	29,800	1,284,935	(1.23%)	9/10/2012	116,549
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	152,000	6,862,692	(1.23%)	9/17/2012	285,818
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	10,000	434,087	(1.23%)	9/18/2012	36,210
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	7,000	308,482	(1.23%)	9/21/2012	20,726
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	28,000	1,287,377	(1.23%)	10/1/2012	29,454
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,000	525,825	(1.23%)	10/9/2012	38,531
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,500	135,127	(1.23%)	10/23/2012	29,477
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	14,700	588,472	(1.23%)	10/29/2012	102,864
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,000	342,349	(1.23%)	11/13/2012	33,888
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,000	206,991	(1.23%)	11/16/2012	28,157
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,000	833,372	(1.23%)	11/19/2012	60,192
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,200	148,734	(1.23%)	11/27/2012	1,761
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	214,050	9,739,814	(1.23%)	11/30/2012	326,887
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	7,000	316,533	(1.23%)	12/3/2012	12,674
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,000	264,893	(1.23%)	12/10/2012	17,285
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,000	394,369	(1.23%)	12/17/2012	28,898
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,000	211,742	(1.23%)	12/21/2012	23,406
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	30,900	1,283,843	(1.23%)	12/28/2012	169,374
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,600	206,075	(1.23%)	1/7/2013	10,261
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,200	230,978	(1.23%)	1/9/2013	13,576
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,000	84,177	(1.23%)	1/15/2013	9,882
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	22,300	909,799	(1.23%)	1/21/2013	138,963
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	9,150	381,997	(1.23%)	1/28/2013	48,325
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,800	123,057	(1.23%)	2/4/2013	8,626
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,400	190,910	(1.23%)	2/5/2013	16,021
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,600	68,974	(1.23%)	2/6/2013	6,273
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,100	227,199	(1.23%)	2/11/2013	12,652
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,700	300,287	(1.23%)	2/12/2013	14,812
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	6,500	301,920	(1.23%)	2/20/2013	3,773
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,500	587,117	(1.23%)	2/27/2013	754
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	134,400	6,245,676	(1.23%)	2/28/2013	75,112
		1,645,927	$80,404,441			$(2,997,034)

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	4,765,574
TOTAL NET ASSETS - 100.0%	$4,765,574

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
January 31, 2012 (Unaudited)

		Unrealized
Contracts		Depreciation
120	U.S. Dollar Index Futures
	Expiring March 2012 (Underlying Notional Amount at Market Value $9,531,000)	$(132,665)

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	2,494,814
TOTAL NET ASSETS - 100.0%	$2,494,814

Percentages are stated as a percent of net assets.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
January 31, 2012 (Unaudited)

		Unrealized
Contracts		Appreciation
63	U.S. Dollar Index Futures
	Expiring March 2012 (Underlying Notional Amount at Market Value $5,003,775)	$127,457

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2012:

Direxion Monthly S&P 500 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$622,753	$-	$622,753

Direxion Monthly S&P 500 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,210,526)	$-	$(1,210,526)

Direxion Monthly NASDAQ-100 Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$355,222	$-	$355,222

Direxion Monthly NASDAQ-100 Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(133,920)	$-	$(133,920)

Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(2,997,034)	$-	$(2,997,034)

Direxion Monthly Dollar Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(132,665)	$-	$-	$(132,665)

Direxion Monthly Dollar Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$127,457	$-	$-	$127,457

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund
Cost of investments	$0	$0	$0	$0
Gross unrealized appreciation	0	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0	$0

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           3/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel O’Neill
                                                  Daniel D. O’Neill, President

Date           3/12/12

By (Signature and Title)*   /s/ Patrick Rudnick
                                                     Patrick J. Rudnick, Principal Financial Officer

Date           3/8/12

* Print the name and title of each signing officer under his or her signature.